UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5723

Name of Fund:  Merrill Lynch Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Developing Capital Markets Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004
                                                                                                              Value
Industry++                                             Shares Held                 Common Stocks         (in U.S. dollars)
Africa

South Africa - 13.9%

Commercial Banks - 3.5%                                   108,870             ABSA Group Limited           $   1,094,585
                                                        1,571,170             FirstRand Limited                2,940,939
                                                          303,623             Standard Bank Group Limited      2,387,250
                                                                                                           -------------
                                                                                                               6,422,774

Diversified Financial Services - 0.5%                     543,000             Alexander Forbes Limited           956,015

Diversified Telecommunication Services - 0.6%              96,800             Telkom South Africa Limited      1,100,306

Food & Staples Retailing - 0.4%                           133,790             Massmart Holdings Limited          809,972

Insurance - 1.9%                                          639,500             Old Mutual PLC                   1,311,592
                                                        1,322,100             Sanlam Limited                   2,237,871
                                                                                                           -------------
                                                                                                               3,549,463

Metals & Mining - 4.5%                                    226,769             Anglo American PLC               5,393,425
                                                           97,200             Gold Fields Limited              1,313,514
                                                           21,188             Impala Platinum Holdings
                                                                              Limited                          1,698,312
                                                                                                           -------------
                                                                                                               8,405,251

Oil & Gas - 1.2%                                          118,050             Sasol Limited                    2,196,915

Paper & Forest Products - 0.8%                             98,300             Sappi Limited                    1,389,104

Specialty Retail - 0.5%                                    35,630             Edgars Consolidated Stores
                                                                              Limited                          1,040,066

                                                                              Total Common Stocks
                                                                              in Africa - 13.9%               25,869,866

Europe

Czech Republic - 0.5%

Commercial Banks - 0.5%                                     8,980             Komercni Banka AS                1,002,737

                                                                              Total Common Stocks in
                                                                              Czech Republic                   1,002,737

Hungary - 0.7%

Commercial Banks - 0.3%                                    24,180             OTP Bank Rt.                       541,021

Oil & Gas - 0.4%                                           17,370             MOL Magyar Olaj-es Gazipari Rt.    848,478

                                                                              Total Common Stocks in Hungary   1,389,499

Russia - 2.6%

Commercial Banks - 0.6%                                    24,180          +  Sberbank RF (GDR)(d)             1,005,888

Oil & Gas - 2.0%                                            7,351             Lukoil Holding (ADR)(a)            911,524
                                                           26,530             OAO Gazprom (Regulation S)
                                                                              (ADR)(a)                           945,795
                                                           49,938             Surgutneftegaz (ADR)(a)          1,817,743
                                                                                                           -------------
                                                                                                               3,675,062

                                                                              Total Common Stocks in Russia    4,680,950

                                                                              Total Common Stocks
                                                                              in Europe - 3.8%                 7,073,186

Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004 (continued)
                                                                                                              Value
Industry++                                             Shares Held                 Common Stocks         (in U.S. dollars)
Latin America

Brazil - 9.6%

Beverages - 0.7%                                           54,437             Companhia de Bebidas das
                                                                              Americas (ADR)(a)            $   1,219,389

Commercial Banks - 0.8%                                    28,300             Banco Itau Holding Financeiro
                                                                              SA (ADR)(a)                      1,570,650

Diversified Telecommunication Services - 0.5%              68,318             Tele Norte Leste Participacoes
                                                                              SA (ADR)(a)                        903,847

Electric Utilities - 0.5%                                  42,070             Companhia Energetica de Minas
                                                                              Gerais SA -CEMIG (ADR)(a)          893,987

Metals & Mining - 2.7%                                     58,340             Companhia Siderurgica
                                                                              Nacional (ADR)(a)                  906,020
                                                          214,341             Companhia Vale do Rio Doce
                                                                              (Sponsored ADR)(a)               4,126,064
                                                                                                           -------------
                                                                                                               5,032,084

Oil & Gas - 2.8%                                          165,897             Petroleo Brasileiro SA -
                                                                              Petrobras (ADR)(a)               5,295,432

Transportation Infrastructure - 1.1%                       50,700          +  All America Latina
                                                                              Logistica (ALL)                  1,053,368
                                                           76,800             Companhia de Concessoes
                                                                              Rodoviarias                        989,885
                                                                                                           -------------
                                                                                                               2,043,253

Wireless Telecommunication Services - 0.5%              4,273,300             Celular CRT Participacoes
                                                                              SA 'A'                             946,135

                                                                              Total Common Stocks in Brazil   17,904,777

Chile - 2.3%

Airlines - 0.5%                                            42,150             Lan Airlines SA (ADR)(a)         1,019,608

Commercial Banks - 0.5%                                    32,910             Banco Santander Chile SA
                                                                              (ADR)(a)                           919,505

Electric Utilities - 1.3%                                  86,530             Empresa Nacional de Electricidad
                                                                              SA (Endesa) (ADR)(a)             1,356,790
                                                          143,540             Enersis SA (ADR)(a)              1,039,230
                                                                                                           -------------
                                                                                                               2,396,020

                                                                              Total Common Stocks in Chile     4,335,133

Mexico - 5.5%

Diversified Telecommunication Services - 1.1%               61,332            Telefonosde Mexico SA 'L'
                                                                              (ADR)(a)                         1,979,184

Food & Staples Retailing - 1.0%                           535,074             Wal-Mart de Mexico SA
                                                                              de CV 'V'                        1,816,037
Household Durables - 0.8%                               1,016,900          +  Corporacion GEO, SA de
                                                                              CV 'B'                           1,467,047

Media - 0.5%                                               18,780             Grupo Televisa, SA (ADR)(a)        990,269

Wireless Telecommunication Services - 2.1%                101,623             America Movil SA de CV
                                                                              'L' (ADR)(a)                     3,966,346

                                                                              Total Common Stocks in Mexico   10,218,883


Peru - 0.8%

Metals & Mining - 0.8%                                     63,992             Compania de Minas
                                                                              Buenaventura SA (ADR)(a)         1,519,810

                                                                              Total Common Stocks
                                                                              in Peru                          1,519,810

                                                                              Total Common Stocks
                                                                              in Latin America - 18.2%        33,978,603

Middle East

Israel - 3.2%

Commercial Banks - 1.7%                                   799,890             Bank Hapoalim                    2,212,196
                                                          263,882             United Mizrahi Bank Ltd.           903,560
                                                                                                           -------------
                                                                                                               3,115,756

Food & Staples Retailing - 0.1%                            43,258          +  Supersol Ltd.                      103,607

Pharmaceuticals - 1.1%                                     82,150             Teva Pharmaceutical
                                                                              Industries Ltd. (ADR)(a)         2,131,792

Software - 0.3%                                            36,165          +  Check Point Software
                                                                              Technologies Ltd.                  613,720

                                                                              Total Common Stocks in Israel    5,964,875

Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004 (continued)
                                                                                                              Value
Industry++                                             Shares Held                 Common Stocks         (in U.S. dollars)
Middle East
(concluded)

Turkey - 5.3%

Commercial Banks - 2.0%                               215,082,000             Akbank T.A.S.                $     971,476
                                                    1,289,132,332          +  Finansbank AS                    1,284,423
                                                      403,076,750             Turkiye Is Bankasi
                                                                              (Isbank) 'C'                     1,472,549
                                                                                                           -------------
                                                                                                               3,728,448

Distributors - 0.7%                                   369,482,040          +  Dogus Otomotiv Servis vs Ticaret
                                                                              AS (Dogus Otomotiv)              1,251,650

Diversified Financial Services - 1.0%                 530,396,000             Haci Omer Sabanci Holdings AS    1,902,450

Industrial Conglomerates - 1.6%                        42,514,000             Enka Insaat Ve Sanayi  AS          995,429
                                                      336,189,000             Koc Holding AS                   1,965,103
                                                                                                           -------------
                                                                                                               2,960,532

                                                                              Total Common Stocks in Turkey    9,843,080

                                                                              Total Common Stocks
                                                                              in Middle East - 8.5%           15,807,955

Pacific Basin/Asia

Hong Kong - 4.7%


Diversified Telecommunication Services - 0.8%           4,468,000             China Telecom Corporation
                                                                              Limited.                         1,446,733

Household Durables - 0.3%                               1,583,000          +  Guangdong Kelon Electrical
                                                                              Holdings Company Limited 'H'       568,399

Insurance - 0.9%                                        1,172,000          +  Ping An Insurance (Group)
                                                                              Company of China Limted          1,720,866

Marine - 0.6%                                           2,464,000          +  China Shipping Container Lines
                                                                              Company Limited                  1,058,521

Oil & Gas - 2.1%                                        2,985,500             CNOOC Limited                    1,560,122
                                                        6,008,000             China Petroleum and Chemical
                                                                              Corporation 'H'                  2,446,176
                                                                                                           -------------
                                                                                                               4,006,298

                                                                              Total Common Stocks
                                                                              in Hong Kong                     8,800,817
India - 2.1%

Commercial Banks - 0.9%                                    86,880             ICICI Bank Limited (ADR)(a)      1,198,944
                                                              200             State Bank of India                  2,036
                                                          195,100             UTI Bank Limited                   551,158
                                                                                                           -------------
                                                                                                               1,752,138

Construction & Engineering - 0.3%                          30,970             Larsen & Toubro Ltd.               575,335

Electric Utilities - 0.0%                                     432             BSES Ltd.                            5,940

IT Services - 0.8%                                        169,700             Satyam Computer Services
                                                                              Limited                          1,392,278

Oil & Gas - 0.1%                                           56,092             Chennai Petroleum Corporation      216,442
                                                              110             Limited Reliance Industries Ltd.
                                                                              (Compulsory Demat Shares)            1,239
                                                                                                           -------------
                                                                                                                 217,681

                                                                              Total Common Stocks in India     3,943,372

Indonesia - 2.8%

Automobiles - 0.8%                                      1,942,000             PT Astra International Tbk       1,452,260

Commercial Banks - 0.9%                                 4,090,420             PT Bank Mandiri                    647,501
                                                        4,852,000             PT Bank Rakyat Indonesia         1,085,873
                                                                                                           -------------
                                                                                                               1,733,374

Diversified Telecommunication Services - 1.1%           1,876,000             PT Indonesian Satellite
									      Corporation Tbk (Indosat)          865,295
                                                        2,614,000             PT Telekomunikasi Indonesia      1,184,290
                                                                                                           -------------
                                                                                                               2,049,585

                                                                              Total Common Stocks
                                                                              in Indonesia                     5,235,219

Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004 (continued)
                                                                                                              Value
Industry++                                             Shares Held                 Common Stocks         (in U.S. dollars)
Pacific Basin/Asia
(continued)

Malaysia - 6.1%

Commercial Banks - 1.3%                                   719,190             Commerce Asset-Holding
                                                                              Berhad                       $     851,672
                                                        2,877,000             RHB Capital Berhad               1,559,637
                                                                                                           -------------
                                                                                                               2,411,309

Construction & Engineering - 0.0%                          43,000             IJM Corporation Berhad              52,053

Diversified Telecommunication Services - 1.3%             808,900             Telekom Malaysia Berhad          2,384,126

Electric Utilities - 0.7%                               1,112,100             YTL Corporation Berhad           1,287,695

Energy Equipment & Service - 0.3%                       1,619,320          +  Crest Petroleum Berhad             485,796

Food Products - 0.0%                                       17,200             IJM Plantations Berhad               5,567

Hotels, Restaurants & Leisure - 1.5%                      712,000             Berjaya Sports ToTo Berhad         730,737
                                                          762,900             Resorts World Berhad             2,007,632
                                                                                                           -------------
                                                                                                               2,738,369

Media - 0.5%                                              924,700             The New Straits Times
                                                                              Press (M) Berhad                   987,969

Tobacco - 0.5%                                             82,800             British American Tobacco
                                                                              Berhad                           1,007,763

                                                                              Total Common Stocks
                                                                              in Malaysia                     11,360,647

Philippines - 1.2%

Electric Utilities - 0.6%                               2,451,700          +  Manila Electric Company 'B'      1,045,409

Real Estate - 0.6%                                     54,529,000          +  Filinvest Land, Inc.             1,104,434

                                                                              Total Common Stocks
                                                                              in the Philippines               2,149,843

Singapore - 0.6%

Food Products - 0.6%                                    1,702,500             People's Food Holdings
                                                                              Limited                          1,173,022

                                                                              Total Common Stocks in
                                                                              Singapore                        1,173,022

South Korea - 17.0%

Auto Components - 0.6%                                     21,490             Hyundai Mobis                    1,082,432

Chemicals - 1.1%                                           56,230             LG Chem, Ltd.                    2,133,957

Commercial Banks - 2.6%                                    18,150             Hana Bank                          431,880
                                                          162,900             Industrial Bank of Korea (IBK)   1,000,176
                                                           72,161          +  Kookmin Bank                     2,284,211
                                                          199,270             Pusan Bank                       1,202,715
                                                                                                           -------------
                                                                                                               4,918,982

Construction & Engineering - 0.7%                          69,920             LG Engineering & Construction
                                                                              Corp.                            1,275,137

Diversified Financial Services - 0.5%                      40,714          +  GS Holdings Corp.                  871,559

Diversified Telecommunication Services - 1.3%             123,650             KT Corporation (ADR)(a)          2,234,356

Industrial Conglomerates - 0.5%                            72,986             LG Corp.                           966,597

Metals & Mining - 1.8%                                     15,600             POSCO                            2,323,404
                                                          106,260             Poongsan Corporation             1,107,356
                                                                                                           -------------
                                                                                                               3,430,760

Semiconductors & Semiconductor Equipment - 5.4%            25,468             Samsung Electronics             10,129,695

Tobacco - 0.8%                                             53,570             KT&G Corporation                 1,416,593

Wireless Telecommunication Services - 1.7%                 51,580             KT Freetel                         835,403
                                                           15,300             SK Telecom Co., Ltd.             2,331,871
                                                                                                           -------------
                                                                                                               3,167,274

                                                                              Total Common Stocks
                                                                              in South Korea                  31,627,342


Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004 (continued)
                                                                                                              Value
Industry++                                             Shares Held                 Common Stocks         (in U.S. dollars)
Pacific Basin/Asia
(concluded)

Taiwan - 11.7%

Automobiles - 0.6%                                        977,000             China Motor Corporation,Ltd. $   1,196,444

Commercial Banks - 2.0%                                 3,891,422             SinoPac Holdings Company         2,039,073
                                                        2,014,183             Taishin Financial
                                                                              Holdings Co., Ltd.               1,624,628
                                                                                                           -------------
                                                                                                               3,663,701

Computers & Peripherals - 1.5%                          1,905,901             Compal Electronics Inc.          1,890,752
                                                          535,040             Quanta Computer Inc.               921,396
                                                                                                           -------------
                                                                                                               2,812,148

Electronic Equipment & Instruments - 1.1%                 595,446             Hon Hai Precision Industry       2,050,846

Health Care Equipment & Supplies - 0.5%                   500,753             Pihsiang Machinery
                                                                              Mfg. Co., Ltd.                     884,462

Insurance - 1.6%                                        1,547,000             Cathay Financial Holding
                                                                              Co., Ltd.                        2,914,572

Metals & Mining - 0.9%                                  1,709,466             China Steel Corporation          1,736,137

Semiconductors & Semiconductor Equipment - 2.5%           269,910             MediaTek Incorporation           1,811,586
                                                        2,237,200             Taiwan Semiconductor
                                                                              Manufacturing Company            2,851,656
                                                                                                           -------------
                                                                                                               4,663,242

Wireless Telecommunication Services - 1.0%              1,937,000             Taiwan Cellular Corp.            1,858,881

                                                                              Total Common Stocks
                                                                              in Taiwan                       21,780,433
Thailand - 4.6%

Commercial Banks - 1.9%                                 1,121,800          +  Bangkok Bank Public Company
                                                                              Limited 'Foreign Registered'     2,667,406
                                                        3,580,000          +  Bank of Ayudhya Public Company
                                                                              Limited                            907,423
                                                                                                           -------------
                                                                                                               3,574,829

Diversified Telecommunication Services - 0.8%           10,844,000         +  TelecomAsia Corporation Public
                                                                              Company Limited 'Foreign'        1,387,404

Household Durables - 0.2%                               2,362,200          +  Property Perfect Public
                                                                              Company Limited                    319,332

Media - 0.4%                                            1,903,100             BEC World Public Company
                                                                              Limited                            826,936

Real Estate - 0.4%                                      9,241,066             Sansiri Public Company
                                                                              Limited 'Foreign'                  789,701

Wireless Telecommunication Services - 0.9%                654,700             Advanced Info Service
                                                                              Public Company Limited
                                                                              'Foreign Registered'             1,580,447

                                                                              Total Common Stocks
                                                                              in Thailand                      8,478,649

                                                                              Total Common Stocks
                                                                              in the Pacific
                                                                              Basin/Asia - 50.8%              94,549,344

                                                                              Total Common Stocks
                                                                              (Cost - $164,078,100) - 95.2%  177,278,954


Latin America                                                                       Preferred Stocks

Brazil - 0.6%
Chemicals - 0.6%                                       32,065,100          +  Braskem SA                       1,067,715

                                                                              Total Preferred Stocks
                                                                              (Cost - $1,006,227) - 0.6%       1,067,715

Merrill Lynch Developing Capital Markets Fund, Inc.
Consolidated Schedule of Investments as of September 30, 2004 (concluded)

                                                                                                                Value
Industry++                                                                        Structured Notes       (in U.S. dollars)
Pacific Basin/Asia

India - 1.6%

Capital Markets - 1.6%                                                        UBS AG, zero coupon equity
                                                                              linked notes:
                                                          121,100                (Bharat Heavy Electricals), $ 1,512,539
                                                          214,800                  due 5/18/2005
                                                                                 (Chennai Petroleum Corp.
                                                                                   Ltd.), due 3/29/2005          829,128
                                                           37,600                (Larson & Toubro Ltd.),
                                                                                   due 4/28/2005                 699,360

                                                                              Total Structured Notes
                                                                              (Cost - $2,644,212) - 1.6%       3,041,027


Pacific Basin/Asia                                                                   Warrants (b)

India - 0.6%

Capital Markets - 0.6%                                    152,150             Morgan Stanley(Gujarat
                                                                              Ambuja Cements Limited),
                                                                              due 2/16/2007 (c)                1,117,040

                                                                              Total Warrants in India          1,117,040

Malaysia - 0.0%

Energy Equipment & Service - 0.0%                         217,410         +   Crest Petroleum Berhad              28,893

                                                                              Total Warrants in Malaysia          28,893

                                                                              Total Warrants
                                                                              (Cost - $1,017,507) - 0.6%       1,145,933

                    Total Investments (Cost - $168,746,046*)  - 98.0%                                        182,533,629
                    Other Assets Less Liabilities - 2.0%                                                       3,788,634
                                                                                                           -------------
                    Net Assets - 100.0%                                                                    $ 186,322,263
                                                                                                           =============


*The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

Aggregate cost                                   $ 169,610,538
                                                 =============
Gross unrealized apprecaition                    $  19,594,167
Gross unrealized deprecaition                       (6,671,076)
                                                 -------------
Net unrealized appreciation                      $  12,923,091
                                                 =============

+Non-income producing security.

++For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classificatios for reporting ease.

(a) American Depositary Receipts (ADR).

(b) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c) The security maybe offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(d) Global Depositary Receipts (GDR).

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section 2
(a)(3) of the Investment Company Act of 1940) were as follows:

                                            Net          Interest
Affiliate                                Activity         Income

Merrill Lynch Liquidity Series,
  LLC Cash Sweep Series I           $   (45,937,082)    $  31,882


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Developing Capital Markets Fund, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Developing Capital Markets Fund, Inc.


Date: November 19, 2004